Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee may make equity grants at any time during the year as it deems appropriate. With respect to fiscal year 2025 performance, the only equity awards granted to our NEOs were the restricted stock units and stock options that were granted in connection with the IPO and the restricted stock units and stock options that were granted in the first quarter of 2026 as part of the payment of annual incentive awards for fiscal year 2025.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does it time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation.

Award Timing Method	The Compensation Committee may make equity grants at any time during the year as it deems appropriate. With respect to fiscal year 2025 performance, the only equity awards granted to our NEOs were the restricted stock units and stock options that were granted in connection with the IPO and the restricted stock units and stock options that were granted in the first quarter of 2026 as part of the payment of annual incentive awards for fiscal year 2025.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does it time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false